SECURED DEBENTURE (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Debt Disclosure [Abstract]
Interest expense	$ 21,116	$ 66,813
Debenture liability	$ 614,756	$ 1,041,664